Prepaid Expenses (Details) - SEK (kr) kr in Thousands	Dec. 31, 2023	Dec. 31, 2022
Prepaid Expenses
Accrued income	kr 7,297	kr 2,287
Prepaid insurance premiums	8,755	9,148
Prepaid interest costs		3,693
Prepaid expenses for research and development	43,085	45,454
Prepaid expenses for marketing and selling	16,722	8,194
Other prepaid administration expenses	8,465	1,964
Total	kr 84,324	kr 70,741